SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation and consolidation

(a)	Basis of presentation and consolidation
The accompanying consolidated financial statements of the Parent Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The Company has been historically operating with negative working capital. The aggregated amount of cash and cash equivalents, accounts receivable, short-term investment, and prepaid expenses and other current assets, was less than the aggregated amount of liabilities from payroll and welfare payables, amounts due to related parties, refund liabilities, tax payables, accrued expenses and other current liabilities, and current portion of lease liabilities by RMB 148.4 million as of December 31, 2019. Although the Company had net income of RMB 611.8 million and RMB 527.2 million for the years ended December 31, 2018 and 2019, respectively, and the net cash inflows from operating activities was RMB 26.3 million for the year ended December 31, 2019. As of December 31, 2019, the Company had shareholders’ deficit of RMB741.9 million. As of December 31, 2019, the Company had cash and cash equivalents of RMB 122.1 million. The Company regularly monitors its current and expected liquidity requirements to ensure that it maintains sufficient cash balances to meet its liquidity requirements in the short and long term.

Based on the Company’s cash flow projections from operating activities, existing cash and cash equivalents and current assets, the Company believes that it will be able to meet its payment obligations and other commitments for at least through the period ending April
30
, 2021.

Principles of consolidation
(b)	Principles of consolidation
The consolidated financial statements include the financial information of the Parent Company, its wholly owned subsidiaries and its consolidated VIEs. All intercompany balances and transactions have been eliminated upon consolidation.
Variable interest entity
The VIE Arrangement with Shanghai Caiyin
In December 2015, Niwodai Internet entered into an agreement with Shanghai Caiyin through which Shanghai Caiyin would provide guarantee services for the loans facilitated by Niwodai Internet. Shanghai Caiyin would charge the borrowers a service fee at certain percentage of facilitated loan amount (“charge rate”) and would repay the loan and respective interests to investors within certain days upon borrowers’ default. The charge rate of the guarantee services was determined by Niwodai Internet who had the right to adjust it at any time at its discretion based on the actual performance of the loans facilitated. Niwodai Internet also had the right to collect from the excess of the guarantee services Shanghai Caiyin charges over the payment for default loans after deducting a reasonable cost incurred by Shanghai Caiyin. Furthermore, Niwodai Internet reserved the right to terminate the agreement at any time and engage other parties to perform the guarantee services. Upon termination, Niwodai Internet should assist Shanghai Caiyin to continue to perform guarantee services for existing loans. Shanghai Caiyin did not have business other than guarantee services during the periods presented. Through the aforementioned agreement Niwodai Internet obtained the power to direct the activities that most significantly affects the economic performance of Shanghai Caiyin and would be able to receive the economic benefits of Shanghai Caiyin that could be significant to Shanghai Caiyin. Therefore, Niwodai Internet was considered the primary beneficiary of Shanghai Caiyin and consolidated Shanghai Caiyin since its incorporation.
In September 2019, as part of the business transformation of the Company, Niwodai Internet and Shanghai Caiyin entered into an amendment agreement. Pursuant to this amendment agreement, Niwodai Internet no longer had the rights to adjust the charge rate of guarantee services for Shanghai Caiyin, to collect the residual economic benefits from the guarantee services provided by Shanghai Caiyin, or to terminate the guarantee service agreement at any time. As a result of such revision, Niwodai Internet lost power to direct the activities that most significantly affects the economic performance of Shanghai Caiyin and no economic benefits of Shanghai Caiyin would be received by Niwodai Internet. Therefore, starting from September 1, 2019, Niwodai Internet was no longer considered as the primary beneficiary of Shanghai Caiyin and Shanghai Caiyin was deconsolidated by the Company.
On September 16, 2019, Shanghai Caiyin was disposed to a third party company, Shenzhen Rongxinbao Non-financial Guarantee Co., Ltd. (“Shenzhen Rongxinbao”) (See Note 7).

The VIE Arrangement with Shanghai Kunjia, the WFOE
As PRC laws and regulations prohibit and restrict foreign ownership of internet value added businesses, the Parent Company operates its business, primarily through the VIEs. In June 2018, the Parent Company, through its wholly owned foreign invested subsidiary, Shanghai Kunjia or WFOE, entered into a series of contractual arrangements (“VIE agreements”) with Jiayin Finance and its respective shareholders that enable the Parent Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE and its subsidiary, and (2) receive the economic benefits of the VIE and its subsidiary that could be significant to the VIE and its subsidiary.
Despite the lack of technical majority ownership, there exists a parent subsidiary relationship between Shanghai Kunjia and the VIE and its subsidiary through the aforementioned agreements. The following is a summary of the VIE agreements:
The agreements that provide the Parent Company effective control over the VIE and its subsidiary include:
Powers of Attorney:
Pursuant to the Power of Attorney, each of the four shareholders have signed power of attorney with WFOE to irrevocably authorize the board of directors / Executive Directors of WFOE and their successors to act as his or her attorney-in-fact
to exercise all of his or her rights as a shareholder of Jiayin Finance including, but not limited to, the right (1) to make and sign the relevant shareholders’ general meeting decision on behalf of the shareholders of Jiayin Finance; (2) in accordance with the law and Jiayin Finance’s Charter of shareholders exercise the right to enjoy all the rights of shareholders , including but not limited to the right of shareholders to vote, sell or transfer or pledge or dispose of all or any part of Jiayin Finance’s shares; and (3) designate and appoint the legal representative, chairman, director, supervisor, general manager and other senior management of Jiayin Finance as the authorized representative of the company. This power of attorney is irrevocable and continues to be in force during the period when the authorized person is a shareholder of WFOE, from the date of signature of this power of attorney.
Exclusive Purchase Agreement:
Pursuant to the Exclusive Purchase Agreement among WFOE, Jiayin Finance and the four shareholders of Jiayin Finance, the four shareholders and Jiayin Finance shall irrevocably grant WFOE, to purchase or appoint one or more persons from WFOE at any time to purchase all or part of the shares which is not subject to legal restriction or assets held by the four shareholders or Jiayin Finance. Except for WFOE and the designated person, no third party shall have the right to purchase shares and assets or other shares and assets related to the four shareholders. The consideration of the purchase should be RMB 1 or the lowest price permitted by the PRC laws. The effective time period of this agreement is ten years, and will be automatically extended to further years.
The agreements that transfer economic benefits to the Parent Company include:
Exclusive Consultation and Service Agreement:
Pursuant to the Exclusive Consultation and Service Agreement between WFOE and Jiayin Finance, WFOE has the exclusive right to provide Jiayin Finance with consulting and other services. Without WFOE’s prior written consent, Jiayin Finance may not accept any services subject to this agreement from any third party. WFOE has the right to determine the service fee to be charged to Jiayin Finance under this agreement by considering, among other things, the complexity of the services, the actual cost that may be incurred for providing such services, as well as the value and comparable price on the market of the service provided. WFOE will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement. Unless WFOE terminates this agreement in advance or otherwise provided by law, this agreement will remain effective for ten years and shall automatically extend the term of this agreement prior to its expiration. Jiayin Finance may not terminate this agreement unilaterally.

Equity Pledge Agreement:
Pursuant to the Equity Pledge Agreement among WFOE, Jiayin Finance and the four shareholders, in order to ensure that Jiayin Finance and its shareholders will fulfill the obligations under the power of attorney, the exclusive consultation and service agreement, and the exclusive purchase agreement (collectively “the Main Agreement”), the four shareholders have pledged 100% equity interest in Jiayin Finance to WFOE. According to the Main Agreement, the pledgee has the right to charge the service fee to Jiayin Finance. Those shareholders and WFOE also agree that without a prior written consent of the pledgee, they shall not transfer the shares or set up any pledge or other form of guarantee which may affect the rights and interests of the pledgee.
These contractual arrangements allow the Parent Company, through its wholly owned subsidiary WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Parent Company has consolidated the financial results of the VIEs.
The Parent Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Parent Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the Company’s operating licenses;

•	levy fines on the Company;

•	confiscate any of the Company ’s income that they deem to be obtained through illegal operations;

•	shut down the Company’s services;

•	discontinue or restrict the Company’s operations in China;

•	impose conditions or requirements with which the Company may not be able to comply;

•	require the Company to change corporate structure and contractual arrangements;

•	restrict or prohibit the use of the proceeds from overseas offerings to finance the Company’s PRC consolidated VIEs’ business and operations; and

•	take other regulatory or enforcement actions that could be harmful to the Company’s business.

The following condensed financial statement balances and amounts of the Parent Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Parent Company, its subsidiaries and its VIEs.

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	41,441	54,602
Restricted cash	41,500	—
Amounts due from related parties	—	1,651
Accounts receivable, net	336,849	110,219
Contract assets, net	203,080	—
Assets from the investor assurance program, net	5,525	—
Prepaid expenses and other current assets	88,234	66,722
Deferred tax assets	56,027	54,973
Property and equipment, net	29,011	38,303
Right-of-use assets	—	36,534
Other long-term assets	212	—

TOTAL ASSETS	801,879	363,004

Payroll and welfare payables	110,562	29,386
Amounts due to related parties	84,509	722
Liabilities from the investor assurance program	1,547,072	—
Refund liabilities	84,498	180,104
Other guarantee liabilities	4,060	—
Tax payables	422,177	164,444
Accrued expenses and other current liabilities	201,007	121,319
Other payable related to the disposal of Shanghai Caiyin	—	839,830
Lease liabilities	—	34,620

TOTAL LIABILITIES	2,453,885	1,370,425

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	2,250,850	2,881,940	2,151,165
Operating income	686,661	685,206	583,741
Net income	539,545	611,758	571,227
Net cash provided by (used in) operating activities	104,752	(228,368)	19,465
Net cash provided by (used in) investing activities	61,215	(16,423)	(35,505)
Net cash provided by (used in) financing activities	13,876	(433,600)	(12,299)
The VIEs contributed 100% of the Company’s consolidated revenue for years ended December 31, 2017, 2018 and 96% for the year ended December 31, 2019. As of December 31, 2018 and 2019, the VIEs accounted for an aggregate of 100% and 52% of the consolidated total assets, and 100% and 95% of the consolidated total liabilities, respectively.
There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Parent Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Company believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Parent Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Parent Company in the form of loans and advances or cash dividends. See Note 15 for disclosure of restricted net assets.

Use of estimates
(c)	Use of estimates
The preparation of financial statements in conformity with
U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. Changes in estimates are recorded in the period they are identified.
The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s financial statements include allowance for uncollectible receivables and contract assets, provision for assets and liabilities from the investor assurance program, valuation allowances for deferred tax assets, valuation of share-based awards, measurement of assets and liabilities from the investor assurance program, fair value measurement and impairment of investment, discount rate used to measure lease liabilities, and allocation of considerations under revenue arrangements with various performance obligations.

Fair value
(d)	Fair value
Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, amounts due from/to related parties, accounts receivable, contract assets, assets from the investor assurance program, prepaid expenses and other assets, and other liabilities are recorded at cost which approximate their fair value mainly due to the short-term nature of these instruments.
The Company does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring basis other than the short-term investment in convertible debt accounted for as available-for-sale debt security, which is classified as a level 2 fair value measurement. As of December 31, 2019, the carrying amount of the short-term investment is approximate to its fair value. The Company does not have any assets or liabilities measured at fair value on a non-recurring basis during the periods presented.

Certain risks and concentrations
(e)	Certain risks and concentrations
As of December 31, 2018, substantially all of the Company’s cash and cash equivalents as well as restricted cash were held in major financial institutions located in the PRC. As of December 31, 2019, 64% of the Company’s cash and cash equivalents were held in major financial institutions located in the PRC, and the rest 36% of Company’s cash were held in oversea major financial institutions which management considers to be of high credit quality.
No customer represented greater than 10% or more of the total net revenues or receivables for the year
s
ended December 31, 2018 and 2019
.

Foreign currency risk
(f)	Foreign currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Company’s cash and cash equivalents denominated in RMB amounted to RMB 41,441 and RMB
78,296
 as of December 31, 2018 and 2019, respectively.

Foreign currency translation
(g)	Foreign currency translation
The functional currency of Jiayin Group Inc. is in US dollars (“US$”). The functional currency of the Company’s subsidiaries and VIEs in the PRC is Renminbi (‘‘RMB’’). The functional currency of subsidiaries outside of PRC is typically their local currency. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the statements of comprehensive income.
Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income.

Convenience translation
(h)	Convenience translation
The Company’s financial statements are stated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of comprehensive income, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2019 are included solely for the convenience of the readers and have been made at the rate of US$1.00=RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Cash and cash equivalents
(i)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Investor assurance program
(j)	Investor Assurance Program
Investor assurance program managed by Shanghai Caiyin
Historically for all the loans facilitated prior to April 2018, the Company had maintained an investor assurance program for the benefits of investors who invested on unsecured loans through its marketplace, through its consolidated VIE, Shanghai Caiyin until Shanghai Caiyin was disposed in September 2019 (see Note 2(b)). Under the investor assurance program, the Company set aside the service fees charged by Shanghai Caiyin into designated restricted cash accounts (“investor assurance fund”) to be used to cover the principal and interest of defaulted loans on a portfolio basis, payable on a first-loss basis up to the balance of the investor assurance program. The Company repaid the aggregate amounts of principal and respective interest, which were due based on the repayment schedule, to investors typically within a few days upon borrowers’ default. In accordance with the terms of the investor assurance program, an investor was entitled to compensation for losses resulting from defaulted loans within 15 calendar days of the due date.
Default payments to investors could only be made from the investor assurance program when there were sufficient funds available. The Company’s obligation under the investor assurance program to make payments was limited to the amount of the restricted cash at any point in time and the Company was obliged to compensate investors once the restricted cash balance was replenished again from service fees generated from future borrowers. Once the investor was paid for a borrower’s default, any future amount recovered would be deposited into the investor assurance program. The Company had been regularly reviewing the actual net accumulated loss rate of each loan product facilitated and relevant economic factors to ensure the estimations are kept up-to-date.
For the loans facilitated under the investor assurance program managed by Shanghai Caiyin, the Company transferred cash to the restricted cash accounts to fund the investor assurance program when the balance of the investor assurance fund was depleted.
At the loan inception, the Company recorded liability from investor assurance program in accordance with ASC Topic
460-10,
which incorporates the expectation of potential future payments under the guarantee and took into account both non-contingent
and contingent aspects of the guarantee.
Subsequently, the liability from the investor assurance program was measured in a combination of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 was determined on a loan by loan basis and it was reduced when the Company was released from the underlying risk, meaning when the loan was repaid by the borrower or when the lender was compensated in the event of a default. This component was a stand ready obligation which was not subject to the probable threshold used to record a contingent obligation. When the Company was released from the stand-ready liability upon expiration of the underlying loan, the Company records a corresponding amount as net revenue in the consolidated statement of comprehensive income. The other component was a contingent liability determined based on probable loss considering the actual historical performance and current condition, representing the future payouts under the investor assurance program in excess of the stand-ready liability and was measured using the guidance in ASC Topic 450, Contingencies. The ASC Topic 450 contingent component was determined on a collective basis and loans with similar risk characteristics were pooled into cohorts for purposes of measuring incurred losses. The ASC Topic 450 contingent component was recognized as part of operating expenses in the consolidated statement of comprehensive income as “provision for assets and liabilities from the investor assurance program”. At all times the recognized liability (including the stand-ready liability and contingent liability) was at least equal to the probable estimated losses of the guarantee portfolio.

As the Company’s stand-ready liability was not traded in an active market with readily observable prices, the Company used significant unobservable inputs to measure the fair value of stand-ready liabilities upon initial recognition. The Company estimated the fair value of the stand-ready liability by estimating net expected accumulated loss rate for each product type, based on historical net accumulated loss rate for each product type and incorporating a markup margin. A discounted cash flow methodology was used to estimate the fair value of the guarantee liabilities. The significant unobservable inputs used in the fair value measurement of guarantee liabilities include the expected net accumulative loss rates applied in the valuation models. The weighted average expected net accumulative loss rates applied for year 2017 and 2018 are 13.4% and 11.2% on new loans facilitated in the respective years. These inputs in isolation could cause significant increases or decreases in fair value. The increase in the net expected cumulative loss rates could significantly increase the fair value of stand-ready liability of the loan newly facilitated upon initial recognition; conversely a decrease in the net expected cumulative loss rates could significantly decrease the fair value of stand-ready liability of the loan newly facilitated upon initial recognition. When a discounted cash flow model was used to determine fair value, the significant input used in the valuation model was the discount rate applied to present value the projected cash flows which is based on market rates. The Company also estimated the markup margin by looking at several comparable business models. The expected net accumulated loss rate of underlying loans was determined based on the average historical net accumulated loss rate of the Company’s products.
At the loan inception, the Company recorded the assets from the investor assurance program which corresponded to the stand-ready liability recognized at fair value, and represented service fees that were collectible from the underlying loans that were expected to be used for the estimated payout of the corresponding guarantee liabilities. At each reporting date, the Company estimates the future cash flows and assesses whether there was any indicator of impairment. If the carrying amounts of the assets from the investor assurance program exceeded the expected cash to be received, an impairment loss was recorded for the asset not recoverable and was reported as “provision for assets and liabilities from the investor assurance program” in the statements of comprehensive income.
The investor assurance program also covered the outstanding loans acquired from Niwodai Finance in the 2015 Acquisition, of which the associated guarantee liabilities were separately recorded as “other guarantee liabilities” in the Company’s consolidated balance sheet (see Note 1). Service fees collected from all the loans, including loans newly facilitated by the Company and loans related to other guarantee liabilities acquired in the 2015 Acquisition, were utilized to pay out on both liabilities from the investor assurance program and other guarantee liabilities. However, service fees collected from all the loans are principally related to new loans facilitated by the Company.

The Company has facilitated a total of RMB 8,632 million unsecured loans that were subject to the investor assurance program managed by the consolidated VIE, representing 36% of total loan volume facilitated in the 2018.
Since
 April 28, 2018, Shanghai Caiyin ceased to provide the investor assurance program for new loans facilitated by the Company. However, the investor assurance program for existing unsecured loans facilitated prior to April 28, 2018 were still served by Shanghai Caiyin. The Company transferred cash to the restricted cash accounts to fund the investor assurance program for those loans when the balance of the restrict cash accounts is not sufficient to compensate losses for all investors. The table below pertains to information related to existing unsecured loans facilitated prior to April 28, 2018:

As of December 31, 2018	Current loan products	Other online standard loan products	Offline and non- standard loan products	Loans related to other guarantee liabilities
Total outstanding loan balances	1,224,961	169,072	3,554,398	—
Maximum potential undiscounted future payments	1,265,267	180,845	3,847,072	4,060
Remaining weighted average contractual term	2.3	8.8	10.5	—
Net expected accumulative loss rate on outstanding loans	11.3%	16.0%	19.0%	—
The Company no longer provides any form of guarantee for new loans facilitated through the marketplace since April 28, 2018 and therefore does not record liabilities from the investor assurance program associated with those new loans.
Further, upon the disposal of Shanghai Caiyin in September 2019, the Company is no longer obligated for the guarantee liabilities arising from the investor assurance program maintained by Shanghai Caiyin for loans facilitated prior to April 28, 2018. See note 2(b).
Investor assurance program managed by independent third parties
Starting from April 28, 2018, all newly facilitated unsecured loans are subject to an investor assurance program managed by Shenzhen Rongxinbao, an unrelated third party guarantee company. All the borrowers obtaining new loans are required to enter into service agreement with Shenzhen Rongxinbao, according to which Shenzhen Rongxinbao will compensate investors for losses on principal and interest from borrower’s default. A portion of the service fees that the Company is entitled to is collected by Shenzhen Rongxinbao on behalf of the Company from the borrowers. The Company has facilitated RMB 11,082 million and RMB 15,661 million unsecured loans subject to the investor assurance program managed by Shenzhen Rongxinbao, representing 47% and 86% of total loan volume facilitated in 2018 and 2019, respectively.
Starting on July 3, 2018, a part of unsecured loans newly facilitated by the Company are subject to an investor assurance program managed by China United SME Guarantee Corporation (“Sino Guarantee”), an unrelated third party guarantee company. Borrowers of those loans are required to enter into a separate agreement with Sino Guarantee and to contribute to an investor protection fund managed by Sino Guarantee. Investments made by investors on those loans are protected by the investor protection fund to the extent of the existing balance of the fund. The Company has facilitated RMB 1,233 million and RMB 2,544 million unsecured loans that is managed by Sino Guarantee, representing 5% and 14% of total loan volume facilitated in 2018 and 2019, respectively.
The Company does not assume any liabilities if the balance of the fund is not sufficient to fully compensate all investors.
Starting from January 2019, Shanghai Caiyin engaged Shenzhen Rongxinbao to help operate the investor assurance program for loans facilitated prior to April 2018 and funded the program by service fees that Rongxingbao collected on behalf of the Company. Further, upon disposal of Shanghai Caiyin in September 2019, the Company is no longer obligated for the guarantee liabilities aforementioned arising from the investor assurance program maintained by Shanghai Caiyin.
Investor assurance program partnering with Class B Investors
In July 2018, the Company launched an investor assurance programs by partnering with selective unrelated third party individual investors (“Class B investors”), who are willing to take higher risks in exchange for higher returns from managing the investor assurance for other investors who invest in the same loan product but with lower level of risk tolerance (“Class A investors”). The minimum investment amount for such Class B investment program is RMB 1 million. The investment of Class B investors are matched with a number of loans on the Company’s marketplace and each of such loans are matched with Class A and Class B investors at the same time.

The borrower was required to pay certain
non-refundable
fees to the Class B investor, which will be contributed to an investor assurance program and deposited in a separated restricted cash account under the name of the Class B investor. According to the loan agreement entered among the investor, the borrower and the Company, the Class B investor was required to compensate the Class A investor for the losses due to loan default, including principals and interests as defined in the loan agreement, within 90 days after the borrower’s default. The Class B investor’s obligation to make payment under this investor assurance program was limited to the proceeds received from the investment. The Company was authorized to withdraw cash from the Class B investor’s account and to deposit them into the Class A investor’s account within 90 days of default. The investor assurance program was separately managed for each Class B investor under each of the corresponding investment in the Class B investment program. Upon the maturity of the loans the Class B investors invested in and after the repayment to the Class A investors, Class B investor was entitled to the residual balance of such investor assurance program. The Company does not assume any liabilities to repay Class A or Class B investors of such loans, even if the balance of the fund and the proceeds received by the Class B investors are not sufficient to fully compensate all Class A investors of such loans. The Company has stopped the investor assurance program by partnering with Class B investors and there was no new Class B investors in 2019.
During the year of 2018, the Company has facilitated RMB2,727 million unsecured loans that were subject to the investor assurance program partnering with Class B investors, representing 12% of total loan volume facilitated in 2018.
Guarantee arrangements for institutional funding partners
For the loans facilitated between borrowers and institutional funding partners, guarantee services are provided by third party guarantee companies who charge guarantee service fees directly from borrowers. Upon borrowers’ default, the third-party guarantee companies compensate institutional funding partners for unpaid principal and interest. In certain contracts, the Company provides commitment letter of balance complements to the institutional funding partners in the event that the guarantee companies are unable to fully reimburse the institutional funding partners. In some other contracts, the guarantee companies require a third party company acts as a counter guarantor and require the Company to provide a commitment letter of balance complements to compensate third party guarantee companies in the event that the counter guarantor are unable to fully reimburse the guarantee companies. To manage the risk exposure, the Company in turn obtains a back-to-back guarantee from another third party company. The fair value of guarantee liabilities of the Company as a secondary guarantor was inconsequential and no compensation was made by the Company during the year of 2019. As of December 31, 2019, the outstanding loan balance for which the Company provides secondary guarantee was RMB487,216.

Restricted cash
(k)	Restricted cash
Restricted cash primarily represents funds managed by the Company through designated deposit accounts for the investor assurance program. Services fees collected from borrowers are utilized to net payout on both liabilities from the investor assurance program and other guarantee liabilities. There is no other use of these funds except for making payments to investors for default loans that are subject to the investor assurance program.
The balance of restricted cash as of December 31, 2018 and December 31, 2019 is comprised of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Restricted cash related to:
Investor assurance program	41,000	—
Others	500	—

Total restricted cash	41,500	—

The movement of restricted cash related to guarantee liabilities, which covers both liabilities from the investor assurance program and other guarantee liabilities for the years ended December 31, 2018 and 2019 is presented as follows:

	Year ended December 31,
	2018	2019
	RMB	RMB
Beginning balance	154,742	41,000
Service fees collected by Shanghai Caiyin and deposited directly into restricted cash (1)	2,284,291	193,632
Transfer from cash (2)	1,079,932	609,951
Gross payouts related to guarantee liabilities	(4,099,353)	(1,002,671)
Gross recoveries related to guarantee liabilities	621,388	160,970
Transfer out due to disposal of Shanghai Caiyin	—	(2,882)

Ending balance	41,000	—

(1)	Service fees collected from borrowers represents service fees collected by Shanghai Caiyin in the year presented that are directly deposited to the restricted cash accounts.

(2)	Transfer from cash represents cash transferred by the Company into the designated deposit account when the balance of the account is not sufficient to compensate losses for all investors.

Investment in debt securities
(l)	Investment in debt securities
The Company invested in convertible notes issued by a private company in 2019 and accounted for the investment as available-for-sale debt security at fair value with changes in fair value deferred in other comprehensive income.
The Company reviews its investments for other-than-temporary impairment and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Company’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.
If the investment’s fair value is less than the cost of an investment and the Company determines the impairment to be other-than-temporary, the Company recognizes an impairment loss based on the fair value in earnings. The Company has not recorded any other-than-temporary impairment during the periods presented.

Property and equipment
(m)	Property and equipment
Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets are included in either origination and servicing expenses, selling and marketing expenses, general and administrative expenses, or research and development expenses as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Investment in Affiliates
(n)	Investment in Affiliates
Affiliated companies are entities over which the Company has significant influence, but which it does not control. The Company generally considers an ownership interest of 20% or higher to represent significant influence. Investment in affiliates are accounted for by the equity method of accounting. Under this method, the Company’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of comprehensive income and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Company has not recorded any impairment losses in any of the periods reported.
The Company acquired 24.9% ordinary shares of SG Fintech Holding
Joint Stock Company in May 2019 and equity method accounting was applied. SG Fintech Holding Joint Stock Company is a Vietnam enterprise targeting to explore micro-finance loan products and services to serve the segments that are currently underserved in the market. For the year ended December 31, 2019, the Company recorded investment income of RMB 378 on the investment.

Valued-added taxes ("VAT")
(o)	Valued-added taxes (“VAT”)
The Company is subject to VAT at the rate of 6% given that they are classified as a general tax payer. VAT is reported as a deduction to revenue when incurred and amounted to RMB 273,785, RMB 298,720 and RMB 168,763 for the years ended December 31, 2017, 2018 and 2019, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities.

Share-based compensation
(p)	Share-based compensation
Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense on a graded vesting basis, over the requisite service period, with a corresponding impact reflected in additional paid-in
capital.
The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Company adopted ASU
2016-09
and accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of comprehensive income as the cash compensation of those employees receiving the award.
Modifications of the terms or conditions of the awards are treated as an exchange of the original awards for new awards. Incremental compensation cost is measured and recognized as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before the terms are modified. When the Company cancels unvested options, the remaining unrecognized expenses are recognized immediately on the cancellation date.

Revenue Recognition
(q)	Revenue Recognition
The Company provides services mainly as an online marketplace connecting individual investors or institutional funding partner (collectively as “Investors”) with borrowers. The Company provides three services for loans facilitated on its platform: loan facilitation service, post-origination service (e.g. cash processing and collection services) and guarantee service. However, since the Company ceased to provide investor assurance program managed by itself, the Company no longer provides any guarantee services, and offers only loan facilitation services and post-origination servicers on loans facilitated on its marketplace.
The Company’s platform enables individual investors to directly invest in loans that can be selected, at the individual investors’ discretion, from hundreds of new lending opportunities to pre-approved
borrowers that are posted on the Company’s marketplace every day. Individual investors also have the option to use the automated investment programs whereby the funds are automatically allocated among pre-approved
borrowers. The automated investment programs automatically reinvests individual investors’ funds as soon as a loan is repaid, enabling the individual investors to accelerate the reinvestment of cash flows without having to continually revisit the Company’s mobile application.
Historically, the Company had typically charged a portion of service fees at loan origination with the remaining service fees collected on a monthly basis, which were payable by the borrowers for all services provided. The upfront fees collected were RMB 2.9 billion, RMB 0.5 billion, and nil during the years ended December 31, 2017, 2018 and 2019, respectively. The upfront fees were due when the underlying loan was successfully facilitated, and monthly fees were due on the same day when the monthly repayment of principal and interest was due. The Company stopped charging upfront service fees to comply with the new regulatory requirements since February 2018 for all loans facilitated through its online marketplace. The Company charges a substantial amount of service fees on the same day when the first and second monthly repayments of principal and interest are due.
The Company also charges service fees to individual investors for using the automated investment programs which equal to a certain percentage of the actual return in excess of the expected rate of return from the investments, payable at the end of the investment period. No application fee is charged to borrowers or individual investors.
In order to be more competitive by providing a certain level of assurance to the investors, the Company maintained an investor assurance program for the benefit of the investors using its marketplace. In the event of borrowers’ default, marketplace investors are entitled to receive unpaid interest and principal under the terms of the investor assurance program. Prior to April 28, 2018, the Company, through its consolidated VIE entity at that time, Shanghai Caiyin, was obligated to make the payment to the investors to the extent that the funds under the investor assurance program were available. In the event of insufficient funds, the Company was required to make payments to investors as soon as the funding was replenished from future collections of service fees. Given that the Company effectively took on all of the credit risk of the borrowers and was compensated by the service fee charged, the Company deemed the guarantee as a service and recognized a stand-ready obligation for its guarantee exposure in accordance with ASC Topic 460, Guarantees. However, the Company ceased to provide the investor assurance program managed by itself, and therefore no longer provides guarantee service on loans newly facilitated subsequent to April 28, 2018 (see Note 2 (j) Investor Assurance Program).
Starting from July 2019, the Company provides service through its facilitation of loan transactions between borrowers and institutional funding partners. When the investors are institutional funding partners, the Company’s service mainly consist of:

1) Performing credit assessment on the borrowers and matching the institutional funding partners with potential qualified borrowers and facilitating the execution of loan agreements between the parties;
2) Providing information support for institutional funding partners and borrowers over the loan term.
The Company has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2018 using the full retrospective method which requires the Company to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.
The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

•	Step 1: Identify the contract (s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company determines that both
the
Investors and the borrowers are its customers. The Company assesses ability and intention to pay the service fees of both borrowers and Investors when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination. The Company considers the loan facilitation service, guarantee service and post origination service as three separate services, of which, the guarantee service was accounted for in accordance with ASC Topic 460, Guarantees. While the post-origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post-origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Company’s promises to deliver the services are separately identifiable from each other in the contract.
The Company determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax. Prior to April 28, 2018, the Company’s transaction price included variable consideration in the form of prepayment risk of the borrowers. The Company reflected in the transaction price the borrower’s prepayment risk and estimated variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the repayment percentage of the borrowers. The transaction price was allocated amongst the guarantee service, if any, and two performance obligations.
The considerations are allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in ASC 606. The Company does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market reasonably available to the Company. As a result, the estimation of standalone selling price involves significant judgment. The Company uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post-origination services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post-origination services, the Company considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Company’s services, and other market factors.
For each type of service, the Company recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers based on the underlying contract terms excluding consideration of impairment of contract assets or accounts receivable. Revenues from loan facilitation services are recognized at the time a loan is originated between the Investors and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized evenly over the term of the underlying loans as the post-origination services are a series of distinct services that are substantially the same and that have the same pattern of transfer to the
I
nvestors. Revenues from guarantee services are recognized at the expiry of the guarantee term.
For upfront fees that are partially refundable to the borrowers, the Company estimated the refund based on historical prepayment rate and recorded a corresponding refund liabilities upon receiving such fees.

Other revenue
Under ASC 606, service fees derived from individual investors using the automated investment programs are initially estimated based on historical experience of returns on similar investment products and current trends. The service fees are recognized on a straight-line basis over the term of the investment period. The service fees related to the automated investment programs are due at the end of the investment period. The investment period refers to the period of time when the investments are matched with loans and are generating returns for the individual investors. The Company records service fees only when it becomes probable that a significant reversal in the amount of cumulative revenue will not occur. The revenue of service fee recognized under ASC 606 for the years ended December 31, 2017, 2018 and 2019 was RMB 156,563, RMB 242,513 and RMB 174,191, respectively. The weighted average investment period was 8.7 months, 8.0 months and 8.3 months for the years ended December 31, 2017, 2018 and 2019, respectively.
Other revenue also includes revenue from guarantee services recognized at the expiry of the guarantee term, penalty fees for loan prepayment and late payment, and service fee for transferring loans between investors on the Company’s platform. Under ASC 606, penalty fees are contingency-based variable considerations and constrained by the occurrence of delinquency or prepayment. They are recognized when the uncertainty associated with the variability is resolved, that is, when the underlying event occurs and the fees are collected. The service fees for transferring loans between individual investors are recognized when the transfer is completed and service fees are collected from the individual investors.
The following table illustrates the disaggregation of revenue by product and services the Company offered in 2017, 2018 and 2019, respectively:

For the year ended December 31, 2017	Loan facilitation services	Post-origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	678,003	21,067	15,330	714,400
Other online standard loan products	637,860	60,070	80,225	778,155
Offline and non-standard loan products	540,721	44,301	722	585,744
Other services	—	—	172,551	172,551

Total	1,856,584	125,438	268,828	2,250,850

For the year ended December 31, 2018	Loan facilitation services	Post-origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	2,245,941	174,370	27,021	2,447,332
Other online standard loan products	51	26,938	89,582	116,571
Offline and non-standard loan products	916	40,660	1,918	43,494
Other services	—	—	274,543	274,543

Total	2,246,908	241,968	393,064	2,881,940

For the year ended December 31, 2019	Loan facilitation services	Post-origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	1,742,708	230,024	1,648	1,974,380
Other online standard loan products	4,357	5,854	6	10,217
Offline and non-standard loan products	—	31,169	1,177	32,346
Other services	—	—	213,233	213,233

Total	1,747,065	267,047	216,064	2,230,176

Incentives to individual investors
The Company provides incentives to individual investors using the automated investment program in a form that either reduces the amount of investment required to purchase financial products or entitles them to receive higher interest rates in the products they purchase and pays the incentive to the investors upon maturity of the investment program. If the investors early terminate the program and withdraw the investment, no incentive will be paid. Such incentives are recorded as a reduction of revenue over the investment period and the incentive accrued not paid are recorded as refund liabilities based on the management’s best estimate.

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Incentives paid to:
New investors	69,150	89,776	92,696
Returning investors	100,000	206,380	353,297

Total incentives paid to investors	169,150	296,156	445,993

Accounts receivable and contract assets, net
Contract assets represent the Company’s right to consideration in exchange for services that the Company has transferred to the customer before payment is due. Prior to February 2018, the Company’s right to consideration for the monthly fees of facilitation service is conditional on the borrowers’ actual payment, as the borrower had the right to early terminate the loan contract prior to the loan maturity and are not obligated to pay the remaining monthly fees. As such, the Company records a corresponding contract asset for the monthly service fees allocated to loan facilitation service and post-origination service that have already been delivered in relation to loans facilitated on the Company’s platform when recognizing revenue from loan facilitation service and post-origination service. No accounts receivable is recorded since the Company does not have unconditional right to the consideration if the borrowers choose to early terminate and are not obligated to pay the remaining service fees in relation to the loans facilitated prior to February 2018. In addition, the Company’s right to the consideration for the service fee derived from automated investment programs is conditional on the actual return of the investment; therefore, a corresponding contract asset is recorded when the revenue of service fee is recognized.
Starting from February 2018, according to the contractual agreement with borrower, upon inception of the loan, the Company has the unconditional right to the first six months’ service fee for the loans facilitated on the Company’s platform at loan inception regardless of the subsequent timing of the borrower’s repayment of the loan. Therefore, the Company recorded accounts receivable up to total fees collectible in the first six months and contract assets for fees collectible in the subsequent months when recognizing revenue from loan facilitation service subsequent to February 2018. For loans facilitated prior to April 28, 2018, the Company also collects remaining fees on a monthly basis; however there has been no such monthly service fees since April 28, 2018.
Starting from April 28, 2018, the Company charged all of the service fees in two equal installments that are due on the same days when the first and second monthly repayments of principal and interest are due. The Company also has unconditional right to the first two months’ service fees upon loan origination. Similarly, the Company collects service fee for the facilitation loan service between borrowers and institutional funding partners since July 2019. The service fee are charged in the subsequent month of facilitation service completed. The Company has unconditional right to the service fees upon loan origination
.
As such, accounts receivable were recorded by the Company when recognizing revenue from the loan facilitation service. Meanwhile, the portion of service fees that are collected and allocated to the post-origination service yet to be provided were recorded as deferred revenue on the consolidated balance sheet. No contract assets were recognized on loans facilitated subsequent to April 28, 2018.
Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 310. The Company established an allowance for uncollectible contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific customers which is essentially the net expected accumulative loss rates used in determining the fair value of guarantee liabilities under each product type. The Company estimated the allowance for uncollectible receivables based on expected net accumulated loss rates for terms during which losses of such service fees are expected to occur, which are consistent with the terms during which the Company expects to collect service fees. The profile of the borrowers are homogeneous for each product type and as such, the Company applies a portfolio approach in accounting for credit risk. For individual customers where there is an observable indicator of impairment such as fraud, a specific allowance is provided. The Company evaluates and adjusts its allowance for uncollectible rec
eivable
s
and
contract assets on a quarterly basis or more often as necessary. Uncollectible receivables and contract assets are written off when the consideration entitled to be received by the Company is due and a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined the balance will not be collected. Accounts receivable and contract assets for loan facilitation service and post-origination service between individual investors and borrowers are identified as uncollectible if any repayment of the underlying loan is 90 days past due, and no other factor evidences the possibility of collecting the delinquent amounts. The Company will write off aforementioned accounts receivable and contract assets from borrowers and corresponding provisions if any repayment of the underlying loan is 90 days past due. The Company establishes an allowance for uncollectible accounts receivable for loan facilitation service and post-origination service between borrowers
and institutional funding partners that are based on historical experience and other factors surrounding the credit risk of specific customers. Uncollectible receivables are written off for loan facilitation service and post-origination service between institutional funding partners and borrowers when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined the balance will not be collected. Recoveries of accounts receivable and contract assets previously charged off will be recorded when received by crediting the allowance in the period of recovery.

The Company’s accounts receivable as of December 31, 2018 are as follows:

	Accounts Receivable	Allowance for uncollectible receivables	Accounts receivable, net
	RMB	RMB	RMB
Current loan products	364,863	(28,014)	336,849
Other online standard loan products	—	—	—
Offline and non-standard loan products	—	—	—
Other services	—	—	—

Total	364,863	(28,014)	336,849

The Company’s accounts receivable as of December 31, 2019 are as follows:

	Accounts Receivable	Allowance for uncollectible receivables	Accounts receivable, net
	RMB	RMB	RMB
Current loan products	196,148	(60,444)	135,704
Other online standard loan products	3,695	(235)	3,460
Offline and non-standard loan products	—	—	—
Other services	—	—	—

Total	199,843	(60,679)	139,164

The aging of accounts receivable as of December 31, 2018 is presented as follows:

	Current loan products	Other online standard loan products	Offline and non-standard loan products	Other Services	Total
	RMB	RMB	RMB	RMB	RMB
0-30 days	351,250	—	—	—	351,250
31-60 days	6,945	—	—	—	6,945
60-90 days	6,668	—	—	—	6,668

Total	364,863	—	—	—	364,863

The aging of accounts receivable as of December 31, 2019 is presented as follows:

	Current loan products	Other online standard loan products	Offline and non-standard loan products	Other Services	Total
	RMB	RMB	RMB	RMB	RMB
0-30 days	187,575	3,690	—	—	191,265
31-60 days	2,984	—	—	—	2,984
60-90 days	4,620	5	—	—	4,625
Over 90 days 2	969	—	—	—	969

Total	196,148	3,695	—	—	199,843

2	The accounts receivable of aging over 90 days comes from facilitation and post-origination service between institutional funding partners and borrowers.

The movement of accounts receivable for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Addition in the current year	Collection in the current year	Write off in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB	RMB
Current loan products	—	1,517,277	(1,128,998)	(23,416)	364,863
Other online standard loan products	—	2	(2)	—	—
Offline and non-standard loan products	—	18	(18)	—	—
Other services	—	4,252	(4,252)	—	—

Total	—	1,521,549	(1,133,270)	(23,416)	364,863

The movement of accounts receivable for the year ended December 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Addition in the current year	Collection in the current year	Write off in the current year	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB
Current loan products	364,863	2,398,006	(2,454,752)	(111,969)	196,148
Other online standard loan products	—	5,498	(1,801)	(2)	3,695

Total	364,863	2,403,504	(2,456,553)	(111,971)	199,843

The movement of allowance for uncollectible receivables for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Current year net provision	Write off in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB
Current loan products	—	(51,430)	23,416	(28,014)
Other online standard loan products	—	—	—	—
Offline and non-standard loan products	—	—	—	—
Other services	—	—	—	—

Total	—	(51,430)	23,416	(28,014)

The movement of allowance for uncollectible receivables for the year ended December 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Current year net provision	Write off in the current year	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB
Current loan products	(28,014)	(144,399)	111,969	(60,444)
Other online standard loan products	—	(237)	2	(235)

Total	(28,014)	(144,636)	111,971	(60,679)

The movement of contract assets for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Addition in the current year	Collection in the current year	Write off in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB	RMB
Current loan products	335,550	898,142	(1,001,265)	(177,812)	54,615
Other online standard loan products	162,942	26,987	(107,384)	(68,443)	14,102
Offline and non-standard loan products	376,304	41,548	(244,329)	(10,497)	163,026
Other services	6,500	270,291	(265,653)	—	11,138

Total	881,296	1,236,968	(1,618,631)	(256,752)	242,881

The movement of contract assets for the year ended December 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Addition in the current year	Collection in the current year	Write off in the current year	Transfer out due to disposal of Shanghai Caiyin	Reclass to refund liability 3	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current loan products	54,615	41,747	(41,134)	(46,306)	(140,988)	(132,066)	—
Other online standard loan products	14,102	3,827	(10,398)	(5,382)	(6,492)	(4,343)	—
Offline and non-standard loan products	163,026	21,704	(107,591)	(35,674)	(43,011)	(1,546)	—
Other services	11,138	—	(11,138)	—	—	—	—

Total	242,881	67,278	(170,261)	(87,362)	(190,491)	(137,955)	—

3
The amount pertained to accrued but unpaid incentives to individual investors that were previously recorded as a contra account to contract assets. The obligation to provide incentives to the individual investors remains with the Company after disposal of Shanghai Caiyin.

The movement of allowance for uncollectible contract assets for the year ended December 31, 2018 is as follows:

	Opening balance as of January 1, 2018	Current year net provision	Current year write- off	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB
Current loan products	(32,571)	(179,153)	177,812	(33,912)
Other online standard loan products	(42,484)	(28,957)	68,443	(2,998)
Offline and non-standard loan products	(6,950)	(6,438)	10,497	(2,891)
Other services	—	—	—	—

Total	(82,005)	(214,548)	256,752	(39,801)

The movement of allowance for uncollectible contract assets for the year ended December 31, 2019 is as follows:

	Opening balance as of January 1, 2019	Current year net provision	Current year write-off	Transfer out due to disposal of Shanghai Caiyin	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB
Current loan products	(33,912)	(12,758)	46,306	364	—
Other online standard loan products	(2,998)	(2,852)	5,382	468	—
Offline and non-standard loan products	(2,891)	(71,995)	35,674	39,212	—
Other services	—

Total	(39,801)	(87,605)	87,362	40,044	—

The deferred revenue in relation to the post-origination service were nil, RMB 41,252 and RMB 55,689 as of December 31, 2017, 2018 and 2019, which is recorded in “accrued expenses and other current liabilities” on the consolidated balance sheet. Meanwhile the Company recognized RMB 41,252 post-origination revenues by reducing the balance of the deferred revenue in 2019. The aggregate amount of the transaction price allocated to performance obligations that are unsatisfied pertaining to post-origination service are RMB 171,000, RMB 222,735 and RMB 182,026 as of December 31, 2017, 2018 and 2019 respectively, among which approximately 70%, 92% and 100% of the remaining performance obligations will be recognized by the Company over the following 12 months, respectively, with the remainder recognized thereafter.
Revenue recognized for the years ended December 31, 2017, 2018 and 2019 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated return on investment periods, change of estimated prepayment rate and referral fees was immaterial.
The Company used practical expedient in applying full retrospective method on completed contracts in transiting to ASC 606. For completed contracts that have variable consideration, the Company used the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.
The Company determines that the Investor and borrower acquisition cost paid based on the amount of investment or borrowing represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. Such cost was not material during the years presented.

Employee defined contribution plan
(r)	Employee defined contribution plan
Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB 82,053, RMB 51,611 and RMB 65,076 for the years ended December 31, 2017, 2018 and 2019, respectively.

Origination and servicing expense
(s)	Origination and servicing expense
Origination and servicing expenses primarily consist of variable expenses including costs related to credit assessment, user and system support, payment processing services and collection, associated with facilitating and servicing loans, salaries and benefits for the personnel who work on credit checking, data processing and analysis, loan origination, user and system support and loan collection.

Sales and marketing expenses
(t)	Sales and marketing expenses
Sales and marketing expenses primarily consist of variable marketing and promotional expenses, including those related to borrower and investor acquisition and retention, and general brand and awareness building. Salaries and benefits expenses related to the Company’s sales and marketing personnel and other expenses related to the Company’s sales and marketing team are also included in the sales and marketing expenses. The Company’s Investor and borrower acquisition expenses include charges by third-party online channels for online marketing services such as search engine marketing and search engine optimization, and referral fees charged by other parties relating to borrower and
I
nvestor acquisition. For the years ended December 31, 2017, 2018 and 2019, the advertising expenses were RMB 21,828, RMB 25,994 and RMB 26,985, respectively.

Government grant
(u)	Government grant
Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received and when all the conditions for their receipt have been satisfied. The government grants received by the Company amount to RMB 12,471, RMB 22,465 and RMB 18,722 for the years ended December 31, 2017, 2018 and 2019, respectively.

Income taxes
(v)	Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities.
Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more like than not that a portion of or all of the deferred tax assets will not be realized.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2017, 2018 and 2019.

Comprehensive income
(w)	Comprehensive income
Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Income per share
(x)	Income per share
Basic income per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.
Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents of stock options are calculated using the treasury stock method. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive.

Segment reporting
(y)	Segment reporting
The Company uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.
The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company operates and manages its business as a single segment.
The Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Operating leases
(z)	Operating leases
In February 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments.
The Company leases administrative office spaces under operating leases. The Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. As of December 31, 2019, the Company’s operating leases had a weighted average remaining lease term of 1.2 years and a weighted average discount rate of 4.75%. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company considers only payments that are fixed and determinable at the time of lease commencement. The Company begins recognizing operating lease expense when the lessor makes the underlying asset available to the Company. After considering the factors that create an economic incentive, the Company did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.
Additionally, the Company elects not to recognize lease with lease term of 12 months or less at the commencement date in the consolidated balance sheets and records its operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.
The Company has adopted ASU No. 2016-02, “Leases”, beginning January 1, 2019 and elected to utilize a modified retrospective approach which allowed the Company to initially apply the new lease standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings of 2019, with no adjustments to prior periods presented. No cumulative effect adjustment to the opening balance of retained earnings were made. The Company also elected the package of practical expedients, which among other things, does not require reassessment of lease classification. Upon adoption of Topic 842, the Company recognized right-of-use assets and corresponding lease liabilities of RMB 46,841 and RMB 45,012, respectively, on the consolidated balance sheets. The difference between the right-of-use assets and lease liabilities was due to prepaid rent. The adoption of the new guidance did not have a material effect on the Company’s consolidated statements of comprehensive income and consolidated statements of cash flows.

Recent accounting pronouncements
(aa)	Recent accounting pronouncements
Recent Accounting Guidance Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASU 2019-04, ASU 2019-05, ASU 2019-09, ASU 2019-10 and ASU 2020-03. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application of the pending content that links to this paragraph is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. In November 2018, the FASB issued ASC No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which mitigate transition complexity by requiring that for nonpublic business entities the amendments in Update 2016-13 are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, and clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The adoption is not expected to have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. The ASU eliminates such disclosures as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and valuation processes for Level 3 fair value measurements. The ASU adds new disclosure requirements for Level 3 measurements. The adoption is not expected to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.